DISCONTINUED OPERATIONS - Schedule of condensed statement of operation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major classes of line items constituting pretax profit of discontinued operations
Revenues		$ 18,106	$ 15,085	$ 66,794
Interest expense		(303)	(566)	(842)
Other (expenses) income		3,543	1,523	(1,202)
Impairment of long-term investments		0	(2,000)	0
Income tax (expenses) benefit		0	0	0
Income from the operations of the discontinued operations, net of tax		(5,320)	(69,068)	(107,737)
Loss from the operations of the discontinued operations, net of tax		(5,320)	(69,068)	134,360
Gain on deconsolidation of the subsidiaries, net of tax			0	242,097
OPI
Major classes of line items constituting pretax profit of discontinued operations
Net revenues				895
Cost of revenues				(834)
Selling, research and development, and general and administrative expenses				(1,394)
Other income (expense)				371
Interest expense				(3,142)
Impairment of long-term investments				(2,180)
Loss from the operations of the discontinued operations, before income tax				(6,284)
Loss of equity method investment				(9,674)
Loss from the operations of the discontinued operations, net of tax				(15,958)
Gain on deconsolidation of the subsidiaries, net of tax	$ 182,441			182,441
Gain (loss) from the discontinued operations, net of tax				166,483
Renren SNS [Member]
Major classes of line items constituting pretax profit of discontinued operations
Net revenues				19,679
Cost of revenues				(14,997)
Selling, research and development, and general and administrative expenses				(7,523)
Loss from the operations of the discontinued operations, before income tax				(2,841)
Loss from the operations of the discontinued operations, net of tax				(2,841)
Gain on deconsolidation of the subsidiaries, net of tax				59,656
Gain (loss) from the discontinued operations, net of tax				56,815
Kaixin Auto Holdings
Major classes of line items constituting pretax profit of discontinued operations
Net revenues		33,160	334,697	431,404
Cost of revenues		(32,160)	(340,174)	(413,971)
Selling, research and development, and general and administrative expenses		(7,256)	(53,866)	(51,508)
Other income (expense)		586	840	(812)
Interest income		5	69	575
Interest expense		(1,183)	(4,057)	(4,261)
Impairment of goodwill			(74,091)
Fair value change of contingent consideration			65,594	(49,503)
Loss from the operations of the discontinued operations, before income tax		(6,848)	(70,988)	(88,076)
Income tax (expenses) benefit		1,528	1,920	(862)
Loss from the operations of the discontinued operations, net of tax		(5,320)	(69,068)	(88,938)
Gain (loss) from the discontinued operations, net of tax		$ (5,320)	$ (69,068)	(88,938)
Total
Major classes of line items constituting pretax profit of discontinued operations
Net revenues				451,978
Cost of revenues				(429,802)
Selling, research and development, and general and administrative expenses				(60,425)
Other income (expense)				(441)
Interest income				575
Interest expense				(7,403)
Impairment of long-term investments				(2,180)
Fair value change of contingent consideration				(49,503)
Loss from the operations of the discontinued operations, before income tax				(97,201)
Income tax (expenses) benefit				(862)
Loss of equity method investment				(9,674)
Loss from the operations of the discontinued operations, net of tax				(107,737)
Gain on deconsolidation of the subsidiaries, net of tax				242,097
Gain (loss) from the discontinued operations, net of tax				$ 134,360